Financial Instruments - Other Price Risk (Details) - Other Price Risk € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares
Warrants
Financial Instruments
Percentage of reasonably possible increase (decrease) in risk component	10.00%
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	€ 181	€ 2,140
Warrants outstanding | shares	65,472,000	19,710	19,710
Promissory notes
Financial Instruments
Notional amount		€ 1,051	$ 1,250
Money Market Funds
Financial Instruments
Notional amount		€ 99,919
Percentage of reasonably possible increase (decrease) in risk component		10.00%
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component		€ 9,992